L3HARRIS' MILITARY TRAINING BUSINESS - Private placements of subscription receipts (Details) - CAD ($) $ in Millions		12 Months Ended
	Mar. 04, 2021	Mar. 31, 2021	Mar. 31, 2020
Disclosure of detailed information about business combination [abstract]
Gross proceeds	$ 700.0	$ 700.0
Interest earned on escrowed proceeds		0.1
Restricted funds for subscription receipts deposit		700.1	$ 0.0
Accrued commitment fee	$ 14.0	14.0
Liabilities for subscription receipts		$ 714.1	$ 0.0